Monthly Rebalance NASDAQ-100 2x Strategy Fund Average Annual Total Returns - Class H [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.88%	20.18%		18.53%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	45.20%	31.58%		31.44%
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	33.82%	28.27%		29.77%
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	27.17%	24.80%		27.24%